Average Annual Total Returns - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - Fidelity ZERO Total Market Index Fund	Dec. 30, 2023
Fidelity ZERO Total Market Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(19.19%)
Since Inception	8.32%	[1]
Fidelity ZERO Total Market Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.49%)
Since Inception	7.92%	[1]
Fidelity ZERO Total Market Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.15%)
Since Inception	6.49%	[1]
IXYSR
Average Annual Return:
Past 1 year	(19.21%)
Since Inception	8.30%	[1]

[1]	AFrom August 2, 2018.